Related Party Transactions	12 Months Ended
Dec. 31, 2011
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

25. RELATED PARTY TRANSCATIONS

Certain officers, directors and their associates (related parties) have loans and conduct other transactions with the Company. Such transactions are made on substantially the same terms, including interest rates and collateral, as those prevailing at the time for other non-related party transactions. Related party activity for the years ended December 31, 2011 and 2010 is summarized as follows:

SUMMARY OF LOANS TO RELATED PARTIES

	September 30,	September 30,
At or for the Years Ended December 31,	2011	2010
Balance, beginning of year	$68,259	$74,495
Additions	5,980	6,572
Repayments	16,486	12,808

Balance, end of year	$57,753	$68,259

Interest income earned on related party loans was $1.7 million and $2.1 million for the years ended December 31, 2011 and 2010, respectively.

Certain office space of the Company is leased from companies affiliated with the Chairman of the Company’s Board of Directors under separate agreements with the Company. Terms of these three agreements at December 31, 2011 are as follows:

SUMMARY OF LEASES WITH AFFILIATES TO THE CHAIRMAN OF THE BOARD OF DIRECTORS

	September 30,	September 30,	September 30,
December 31, 2011	Annual Rental Payment	Renewal Option Remaining	Annual Rental Increases
Expiration date:
October 2027	$1,142	2 five-year terms	CPI
August 2025 (1)	506	4 five-year terms	Fixed
June 2029 (2)	269	4 five-year terms	CPI

(1)	This lease is recorded as a $4.9 million obligation under capital lease at December 31, 2011.

(2)	This lease is recorded as a $3.0 million obligation under capital lease at December 31, 2011.

Certain office space of the Company is leased from companies affiliated with certain Directors under separate agreements with the Company. Terms of these two agreements at December 31, 2011 are as follows:

SUMMARY OF LEASES WITH AFFILIATES TO THE DIRECTORS

	September 30,	September 30,	September 30,
December 31, 2011	Annual Rental Payment	Renewal Option Remaining	Annual Rental Increases
Expiration date:
January 2017	$167	1 five-year terms	Fixed
January 2027	173	4 five-year terms	Fixed

The Company believes that each of the related party transactions described above were on terms as fair to the Company as could have been obtained from unaffiliated third parties.